Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Apr. 30, 2024
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 6,125	$ 6,150	$ 11,388	$ 11,837
Non-current assets	47,461		47,461		$ 48,501
Net income (loss)	(2,553)	(2,409)	(6,552)	(5,827)
Interest and accretion	286	186	536	345
Amortization and depreciation	1,415	1,353	2,810	2,847
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	3,328	3,206	6,294	5,639
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	2,231	2,401	4,489	5,366
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	48	118	64	243
Australia
Disclosure Of Geographical Areas [Line Items]
Revenues	370	65	370	148
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets	3,880		3,880		4,138
Net income (loss)	280	(16)	154	(715)
Interest and accretion	57	48	114	80
Amortization and depreciation	165	145	333	302
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Non-current assets	79		79		80
Net income (loss)	(1,910)	(1,142)	(4,497)	(2,687)
Interest and accretion	(74)	(16)	(69)	(10)
Amortization and depreciation	1	3	3	6
Belgium
Disclosure Of Geographical Areas [Line Items]
Non-current assets	21,980		21,980		22,261
Net income (loss)	(1,094)	(1,157)	(2,698)	(1,975)
Interest and accretion	123	34	127	37
Amortization and depreciation	528	604	1,050	1,209
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets	21,522		21,522		$ 22,022
Net income (loss)	171	(94)	489	(450)
Interest and accretion	180	120	364	238
Amortization and depreciation	721	601	1,424	1,330
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 148	$ 360	$ 171	$ 441